Segment Reporting	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Segment Reporting

17. Segment Reporting

     We invest in seniors housing and health care real estate. We evaluate our business and make resource allocations on our five operating segments: seniors housing triple-net, seniors housing operating, medical office buildings, hospitals and life science. Our seniors housing triple-net properties include skilled nursing/post-acute facilities, assisted living facilities, independent living/continuing care retirement communities and combinations thereof. Under the seniors housing triple-net segment, we invest in seniors housing and health care real estate through acquisition and financing of primarily single tenant properties. Properties acquired are primarily leased under triple-net leases and we are not involved in the management of the property. Our seniors housing operating properties include seniors housing communities that are owned and/or operated through RIDEA structures (see Note 3).

Our medical facility properties include medical office buildings, hospitals and life science buildings which are aggregated into our medical facilities reportable segment. Our medical office buildings are typically leased to multiple tenants and generally require a certain level of property management. Our hospital investments are leased and we are not involved in the management of the property. Our life science investment represents an investment in an unconsolidated entity (see Note 7).

The accounting policies of the segments are the same as those described in the summary of significant accounting policies (see Note 2). The results of operations for all acquisitions described in Note 3 are included in our consolidated results of operations from the acquisition dates and are components of the appropriate segments. There are no intersegment sales or transfers.

We evaluate performance based upon net operating income from continuing operations (“NOI”) of each segment. We define NOI as total revenues, including tenant reimbursements, less property level operating expenses, which exclude depreciation and amortization, general and administrative expenses, transaction costs, provision for loan losses and interest expense. We believe NOI provides investors relevant and useful information because it measures the operating performance of our properties at the property level on an unleveraged basis. We use NOI to make decisions about resource allocations and to assess the property level performance of our properties.

Non-segment revenue consists mainly of interest income on non-real estate investments and other income. Non-segment assets consist of corporate assets including cash, deferred loan expenses and corporate offices and equipment among others. Non-property specific revenues and expenses are not allocated to individual segments in determining NOI.

     Summary information for the reportable segments (which excludes unconsolidated entities) during the years ended December 31, 2012, 2011 and 2010 is as follows (in thousands):

Year Ended December 31, 2012:	Seniors Housing Triple-net	Seniors Housing Operating	Medical Facilities	Non-segment / Corporate	Total
Rental income	$688,788	$-	$385,779	$-	$1,074,567
Resident fees and services	-	697,494	-	-	697,494
Interest income	24,380	6,208	8,477	-	39,065
Other income	2,412	-	1,947	912	5,271
Total revenues	715,580	703,702	396,203	912	1,816,397

Property operating expenses	-	(471,678)	(99,183)	-	(570,861)
Net operating income from continuing operations	715,580	232,024	297,020	912	1,245,536

Reconciling items:
Interest expense	(3,230)	(67,524)	(30,565)	(263,418)	(364,737)
(Loss) gain on derivatives, net	(96)	1,921	-	-	1,825
Depreciation and amortization	(202,370)	(165,798)	(142,217)	-	(510,385)
General and administrative	-	-	-	(97,341)	(97,341)
Transaction costs	(35,705)	(12,756)	(13,148)	-	(61,609)
(Loss) gain on extinguishment of debt, net	(2,405)	2,697	483	-	775
Provision for loan losses	(27,008)	-	-	-	(27,008)
Income (loss) from continuing operations before income taxes and income from unconsolidated entities	$444,766	$(9,436)	$111,573	$(359,847)	$187,056

Total assets	$8,447,698	$5,323,777	$4,706,159	$1,071,475	$19,549,109

Year Ended December 31, 2011:	Seniors Housing Triple-net	Seniors Housing Operating	Medical Facilities	Non-segment / Corporate	Total
Rental income	$542,561	$-	$273,003	$-	$815,564
Resident fees and services	-	456,085	-	-	456,085
Interest income	34,068	-	7,002	-	41,070
Other income	6,620	-	3,985	690	11,295
Total revenues	583,249	456,085	283,990	690	1,324,014

Property operating expenses	-	(314,142)	(63,655)	-	(377,797)
Net operating income from continuing operations	583,249	141,943	220,335	690	946,217

Reconciling items:
Interest expense	1,338	(46,342)	(20,217)	(228,884)	(294,105)
Depreciation and amortization	(157,267)	(138,192)	(94,692)	-	(390,151)
General and administrative	-	-	-	(77,201)	(77,201)
Transaction costs	(27,993)	(36,328)	(5,903)	-	(70,224)
(Loss) gain on extinguishment of debt, net	-	979	-	-	979
Provision for loan losses	-	-	(2,010)	-	(2,010)
Income (loss) from continuing operations before income taxes and income from unconsolidated entities	$399,327	$(77,940)	$97,513	$(305,395)	$113,505

Total assets	$7,823,953	$3,041,238	$3,795,940	$263,475	$14,924,606

Year Ended December 31, 2010:	Seniors Housing Triple-net	Seniors Housing Operating	Medical Facilities	Non-segment / Corporate	Total
Rental income	$280,634	$-	$189,631	$-	$470,265
Resident fees and services	-	51,006	-	-	51,006
Interest income	36,176	-	4,679	-	40,855
Other income	3,386	-	985	2,874	7,245
Total revenues	320,196	51,006	195,295	2,874	569,371

Property operating expenses	-	(32,621)	(45,157)	-	(77,778)
Net operating income from continuing operations	320,196	18,385	150,138	2,874	491,593

Reconciling items:
Interest expense	6,094	(7,794)	(15,959)	(113,129)	(130,788)
Depreciation and amortization	(80,109)	(15,504)	(65,929)	-	(161,542)
General and administrative	-	-	-	(54,626)	(54,626)
Transaction costs	(20,612)	(20,936)	(5,112)	-	(46,660)
Loss (gain) on extinguishment of debt, net	(7,791)	-	(1,308)	(25,072)	(34,171)
Provision for loan losses	(29,684)	-	-	-	(29,684)
Income (loss) from continuing operations before income taxes and income from unconsolidated entities	$188,094	$(25,849)	$61,830	$(189,953)	$34,122

Our portfolio of properties and other investments are located in the United States, the United Kingdom and Canada. Revenues and assets are attributed to the country in which the property is physically located. For the year ended December 31, 2012, $25,321,000 (or 1.4% of our revenues) and $856,895,000 (or 4.4% of our assets) were located outside the United States. There were no revenues or assets located outside the United States for the years ended December 31, 2011 and 2010.